Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Discloure of Significant Accounting Policies
Statement of IFRS compliance [text block]
Statement of compliance

These consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The accounting policies of the Company and its subsidiaries have been applied consistently to all periods except for policies newly adopted as stated below:

Description of initial application of standards or interpretation [text block]
IFRS
16
Leases
. The Company adopted all the requirements of IFRS
16
Leases
(“IFRS
16”
) as of
January 1, 2019.
IFRS
16
supersedes IAS
17
Leases
, IFRIC
4
Determining whether an Arrangement contains a Lease
, SIC-
15
Operating Leases Incentives
and SIC-
27
Evaluating the Substance of Transactions Involving the Legal Form of a Lease
. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance sheet model. The Company elected the cumulative catch-up approach resulting in no
restatement of prior year comparatives. The Company elected
not
to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of
12
months or less and leases of low-value assets. The lease payments associated with these leases are recognized as an expense in profit or loss. Note
8
outlines the effect of adopting the IFRS
16
requirements on
January 1, 2019
opening balances.

At inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for the period of time in exchange for consideration. The Company assesses whether the contract involves the use of an identified asset, whether the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the contract term and if the Company has the right to direct the use of the asset.

As a lessee, the Company recognizes a right-of-use asset and a lease liability at the commencement date of a lease. Right-of-use assets are initially measured at costs, which is comprised of the initial amount of the lease liability adjusted for any lease payment made at or before the commencement date.

Right-of-use assets are subsequently depreciated on a straight-line basis from the commencement date to the earlier of the end of the lease term, or the end of the useful life of the asset. In addition, the right-of-use asset may
be reduced due to impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

A lease liability is initially measured at the present value of the lease payments to be made over the lease term, discounted by the interest rate implicit in the lease or if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments include fixed payments, variable lease payments that depend on an index or a rate, amounts to be paid under residual value guarantees and the exercise price of a purchase option reasonably certain to be exercised by the Company.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a modification, a change in the lease term, a change in the fixed lease payments or change in the assessment to purchase the underlying asset.

The Company presents the right-of-use asset in the property and equipment line item on the consolidated statements of financial position and the lease liability in the lease obligation line item on the consolidated statements of financial position.

IFRIC
23
Uncertainty over Income Tax Treatments
, provides guidance on the accounting for current and deferred tax liabilities and assets in which there is uncertainty over income tax treatments. The Company adopted this standard as of
January 1, 2019
and it had
no
material impact on the Company’s consolidated financial statements.

Annual Improvements
2015
-
2017
Cycle.
In
December 2017,
the IASB issued narrow-scope amendments to IFRS
3
- Business Combinations, IFRS
11
-Joint Arrangements, IAS
12
– Income Taxes and IAS
23
-Borrowing Costs. The Company adopted these amendments as of
January 1, 2019
and they had
no
material impact on the Company’s consolidated financial statements.

Description of accounting policy for the basis of consolidation [text block]
(a)	Basis of consolidation

These consolidated financial statements include the accounts of the Company and its controlled subsidiaries. Control exists when the Company has power over the investee, is exposed or has rights to variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are included in the consolidated financial results of the Company from the effective date that control is obtained up to the effective date of disposal or loss of control. The principal wholly-owned subsidiaries as at
December 31, 2019
are Minera Los Lagartos, S.A. de C.V., and Minera Pozo Seco S.A. de C.V. All intercompany balances, transactions, revenues and expenses have been eliminated upon consolidation.

These consolidated financial statements also include the Company’s
44%
interest in Minera Juanicipio S.A. de C.V. (
Note
6,
“Investment in Juanicipio”
), an associate (
Note
2
(b)
) accounted for using the equity method.

Where necessary, adjustments have been made to the financial statements of the Company’s subsidiaries and associates prior to consolidation, to conform with the significant accounting policies used in their preparation to those used by the Company.

Description of accounting policy for investment in associates [text block]
(b)	Investments in Associates

The Company conducts a high percentage of its business through an equity interest in associates. An associate is an entity over which the Company has significant influence, and is neither a subsidiary nor a joint arrangement, and includes the Company’s
44%
interest in Minera Juanicipio S.A. de C.V., a Mexican incorporated joint venture company (
Note
6,
Investment in Juanicipio
). The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not
have control or joint control over those policies.

The Company accounts for its investments in associates using the equity method. Under the equity method, the Company’s investment in an associate is initially recognized at cost and subsequently increased or decreased to reflect additional contributions or withdrawals and to recognize the Company's share of earnings and losses of the associate and for impairment losses after the initial recognition date. The Company's share of earnings and losses of associates are recognized in profit or loss during the period. Distributions received from an associate are accounted for as a reduction in the carrying amount of the Company’s investment.

Impairment

At the end of each reporting period, the Company assesses whether there is any evidence that an investment in associate is impaired. The Company has performed an assessment for impairment indicators of its investment in associate as of
December 31, 2019
and noted
no
impairment indicators. This assessment is generally made with reference to the timing of completing construction of the development project, future production, future silver, gold, lead and zinc prices, future capital requirements, future operating costs, exploration results achieved, and an assessment of the likely operating and estimated cash flow results to be achieved. When there is evidence that an investment in associate is impaired, the carrying amount of such investment is compared to its recoverable amount. If the recoverable amount of an investment in associate is less than its carrying amount, the carrying amount is reduced to its recoverable amount and an impairment loss, being the excess of carrying amount over the recoverable amount, is recognized in the period of impairment. When an impairment loss reverses in a subsequent period, the carrying amount of the investment in associate is increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not
exceed the carrying amount that would have been determined had an impairment loss not
been previously recognized. A reversal of an impairment loss is recognized in net earnings in the period the reversal occurs.

Description of accounting policy for the accounting estimates [text block]
(c)	Significant Estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenditures during the reported period. Significant estimates used in preparation of these financial statements include estimates of the recoverable amount and any impairment of exploration and evaluation assets and of investment in associates, recovery of receivable balances, estimates of fair value of financial instruments where a quoted market price or secondary market for the instrument does not
exist, provisions including closure and reclamation, share based payment expense, and income tax provisions. Actual results may
differ from those estimated. Further details of the nature of these estimates may
be found in the relevant notes to the consolidated statements.

Description of accounting policy for critical judgements [text block]
(d)	Critical judgments

The Company makes certain critical judgments in the process of applying the Company’s accounting policies. The following are those judgments that have the most significant effect on the consolidated financial statements:

(i)	The Company reviews and assesses the carrying amount of exploration and evaluation assets, and its investment in associates for impairment when facts or circumstances suggest that the carrying amount is not
recoverable. Assessing the recoverability of these amounts requires considerable professional technical judgment, and is made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration (see
Notes
2
(b) and
2
(g)
).

(ii)	In the normal course of operations, the Company
may
invest in equity investments for strategic reasons. In such circumstances, management considers whether the facts and circumstances pertaining to each investment result in the Company obtaining control, joint control or significant influence over the investee entity. In some cases, the determination of whether or not
the Company has control, joint control or significant influence over the investee entities requires the application of significant management judgment to consider individually and collectively such factors as:

•	The purpose and design of the investee entity.
•	The ability to exercise power, through substantive rights, over the activities of the investee entity that significantly affect its returns.
•	The size of the company’s equity ownership and voting rights, including potential voting rights.
•	The size and dispersion of other voting interests, including the existence of voting blocks.
•	Other investments in or relationships with the investee entity including, but not
limited to, current or possible board representation, loans and other types of financial support, material transactions with the investee entity, interchange of managerial personnel or consulting positions.
•	Other relevant and pertinent factors.

If the Company determines that it controls an investee entity, it consolidates the investee entity’s financial statements as further described in note
2
(a). If the Company determines that it has joint control (a joint venture) or significant influence (an associate) over an investee entity, then it uses the equity method of accounting to account for its investment in that investee entity as further described in note
2
(b).  If, after careful consideration, it is determined that the Company neither has control, joint control nor significant influence over an investee entity, the Company accounts for the corresponding investment in equity interest as fair value through other comprehensive income investment as further described in note
2
(e), and classifies the investment as current or non-current depending on management’s intention with respect to the investment and whether it expects to realize the asset within the next twelve
months.

Description of accounting policy for financial instruments [text block]
(e)	Financial instruments

Financial assets

Financial assets are classified as either financial assets at fair value through profit or loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) or amortized cost. The Company determines the classification of financial assets at initial recognition.

(i)	Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Equity instruments that are held for trading and all equity derivative instruments are classified as FVTPL. Equity derivative instruments such as warrants listed on a recognized exchange are valued at the latest available closing price. Warrants not
listed on a recognized exchange, but where a secondary market exists, are valued at independent broker prices (if available) traded within that secondary market. If no
secondary market exists, the warrants are valued using the Black Scholes option pricing model. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are included in profit or loss in the period in which they arise.

(ii)	Financial assets at FVTOCI

Financial assets carried at FVTOCI are initially recorded at fair value plus transaction costs with all subsequent changes in fair value recognized in other comprehensive income (loss). For investments in equity instruments that are not
held for trading, the Company can make an irrevocable election (on an instrument-by-instrument bases) at initial recognition to classify them as FVTOCI. On the disposal of the investment, the cumulative change in fair value remains in other comprehensive income (loss) and is not
recycled to profit or loss.

(iii)	Financial assets at amortized cost

Financial assets are classified at amortized cost if the objective of the business model is to hold the financial asset for the collection of contractual cash flows, and the assets’ contractual cash flows are comprised solely of payments of principal and interest. The Company’s accounts receivable are recorded at amortized cost as they meet the required criteria. A provision is recorded based on the expected credit losses for the financial asset and reflects changes in the expected credit losses at each reporting period (see impairment below).

Financial liabilities

Financial liabilities are initially recorded at fair value and subsequently measured at amortized cost, unless they are required to be measured at FVTPL (such as derivatives) or the Company has elected to measure at FVTPL. The Company’s financial liabilities include trade and other payables and lease obligations which are classified at amortized cost.

The Company classifies financial instruments as follows:

Financial instrument	Classification
Cash and cash equivalents	FVTPL
Equity securities	FVTOCI
Equity derivative securities (warrants)	FVTPL
Accounts receivable	Amortized cost
Trade and other payables	Amortized cost
Lease obligations	Amortized cost

Impairment

IFRS
9
requires an ‘expected credit loss’ model to be applied which requires a loss allowance to be recognized based on expected credit losses. This applies to financial assets measured at amortized cost. The expected credit loss model requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in initial recognition. In other words, it is no
longer necessary for a credit event to have occurred before credit losses are recognized.

Description of accounting policy for determining components of cash and cash equivalents [text block]
(f)	Cash and cash equivalents
Cash and cash equivalents include cash on hand, bank deposits, and term deposits with original maturities of three months or less.
Description of accounting policy for exploration and evaluation expenditures [text block]
(g)	Exploration and evaluation assets

With respect to its exploration activities, the Company follows the practice of capitalizing all costs relating to the acquisition, exploration and evaluation of its mining rights and crediting all revenues received against the cost of the related interests. Option payments made by the Company are capitalized until the decision to exercise the option is made. If the option agreement is to exercise a purchase option in an underlying mineral property, the costs are capitalized and accounted for as an exploration and evaluation asset. At such time as commercial production commences, the capitalized costs will be depleted on a units-of-production method based on proven and probable reserves. If a mineable ore body is discovered, exploration and evaluation costs are reclassified to mining properties. If no
mineable ore body is discovered, such costs are expensed in the period in which it is determined the property has no
future economic value.

Exploration and evaluation expenditures include acquisition costs of rights to explore; topographical, geological, geochemical and geophysical studies; exploratory drilling; trenching and sampling; all costs incurred to obtain permits and other licenses required to conduct such activities, including legal, community, strategic and consulting fees; and activities involved in evaluating the technical feasibility and commercial viability of extracting mineral resources. This includes the costs incurred in determining the most appropriate mining/processing methods and developing feasibility studies. Expenditures incurred prior to the Company obtaining the right to explore are expensed in the period in which they are incurred.

When an exploration project has entered into the advanced exploration phase and sufficient evidence of the probability of the existence of economically recoverable minerals has been obtained, pre-operative expenditures relating to mine preparation works are capitalized to mine development costs. Activities that are typically capitalized include costs incurred to build shafts, drifts, ramps and access corridors to enable ore extraction from underground.

Impairment

Management reviews the carrying amount of exploration and evaluation assets for impairment when facts or circumstances suggest that the carrying amount is not
recoverable. This review is generally made with reference to the timing of exploration work, work programs proposed, exploration results achieved by the Company and by others in the related area of interest, and an assessment of the likely results to be achieved from performance of further exploration. When the results of this review indicate that indicators of impairment exist, the Company estimates the recoverable amount of the deferred exploration costs and related mining rights by reference to the potential for success of further exploration activity and/or the likely proceeds to be received from sale or assignment of the rights. When the carrying amounts of exploration and evaluation assets are estimated to exceed their recoverable amounts, an impairment loss is recorded in profit or loss. The cash-generating unit for assessing impairment is a geographic region and shall be no
larger than the operating segment. If conditions that gave rise to the impairment no
longer exist, a reversal of impairment
may
be recognized in a subsequent period, with the carrying amount of the exploration and evaluation asset increased to the revised estimate of recoverable amount to the extent that the increased carrying amount does not
exceed the carrying amount that would have been determined had an impairment loss not
been previously recognized. A reversal of an impairment loss is recognized in profit or loss in the period the reversal occurs.

Description of accounting policy for property, plant and equipment [text block]
(h)	Property and equipment

Property and equipment are recorded at cost less accumulated amortization and impairment losses. When parts of an item of equipment have different useful lives, they are accounted for as separate equipment items (major components).

Amortization is based on the depreciable amount, which is the cost of the asset, less its expected residual value.

Amortization on owned assets is recognized in profit or loss on a declining balance basis or straight-line basis over the estimated useful lives of each part of an item of property and equipment, based on how this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Amortization for exploration assets is capitalized to mineral properties in the statement of financial position.

The amortization rates used are as follows:

Building	4% declining balance
Computer equipment	30% declining balance
Office equipment	30% declining balance
Exploration camp and equipment	30% declining balance
Right-of-Use assets	straight-line over the earlier of the end of the lease term or useful life of the asset

Amortization methods, useful lives and residual values are reviewed at the end of each reporting period and adjusted if appropriate.

Description of accounting policy for deferred income tax [text block]
(i)	Income taxes

Deferred income taxes relate to the expected future tax consequences of unused tax losses and unused tax credits and differences between the carrying amount of statement of financial position items and their corresponding tax values. Deferred tax assets, if any, are recognized only to the extent that, in the opinion of management, it is probable that sufficient future taxable profit will be available to recover the asset. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of substantive enactment.

Description of accounting policy for provisions [text block]
(j)	Provisions

Provisions are liabilities that are uncertain in timing or amount. The Company records a provision when and only when:

(i) The Company has a present obligation (legal or constructive) as a result of a past event;

(ii) It is probable that an outflow of resources embodying economic benefits will be required to settle the obligation; and

(iii) A reliable estimate can be made of the amount of the obligation.

Constructive obligations are obligations that derive from the Company’s actions where:

(i) By an established pattern of past practice, published policies or a sufficiently specific current statement, the Company has indicated to other parties that it will accept certain responsibilities; and

(ii) As a result, the Company has created a valid expectation on the part of those other parties that it will discharge those responsibilities.

Provisions are reviewed at the end of each reporting period and adjusted to reflect management’s current best estimate of the expenditure required to settle the present obligation at the end of the reporting period. If it is no
longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed. Provisions are reduced by actual expenditures for which the provision was originally recognized. Where discounting has been used, the carrying amount of a provision increases in each period to reflect the passage of time. This increase (accretion expense) is included in profit or loss for the period.

Closure and reclamation

The Company records a provision for the present value of the estimated closure obligations, including reclamation costs, when the obligation (legal or constructive) is incurred, with a corresponding increase in the carrying value of the related assets. The carrying value is amortized over the life of the mining asset on a units-of-production basis commencing with initial commercialization of the asset. The liability is accreted to the actual liability on settlement through charges each period to profit or loss.

The provision for closure and reclamation is reviewed at the end of each reporting period for changes in estimates and circumstances, including as a result of changes in regulatory requirements, discount rates and assumptions regarding the amount and timing of the expenditures. These changes are recorded directly to the related assets with a corresponding entry to the reclamation provision. The provision recorded by the Company as at
December 31, 2019
of
$260
relates to prior disturbances on an exploration property recently acquired (see
Note
7
) (
December 31, 2018 –
nil
).

The operating company of the Company’s investment in associate, Minera Juanicipio, S.A. de C.V., recorded a provision for reclamation and remediation costs of
$725
and capitalized a corresponding asset as at
December 31, 2019 (
December 31, 2018:
$450
) (see
Note
6
).

Description of accounting policy for functional currency [text block]
(k)	Functional currency and presentation currency

The functional currency of the parent, its subsidiaries, and the investment in Juanicipio is the United States dollar (“US$”).

Each entity within the Company determines its own functional currency, and the items included in the financial statements of each entity are measured using that functional currency. The functional currency determination involves certain judgments in evaluating the primary economic environment, and the Company reconsiders the functional currencies of each entity if there is a change in the underlying transactions, events and conditions which determine the primary economic environment.

The Company’s reporting and presentation currency is the US$.

Description of accounting policy for foreign currency translation [text block]
(l)	Foreign currency transactions

Transactions incurred in currencies other than the Company’s functional currency (foreign currencies) are recorded at the rates of exchange prevailing at the dates of the transactions. At each statement of financial position date, monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. Non-monetary assets and liabilities that are stated at fair value are translated using the rate on the date that the fair value was determined. All gains and losses on translation of these foreign currency transactions are included in profit or loss.

Description of accounting policy for earnings per share [text block]
(m)	Loss per common share

Basic loss per share is based on the weighted average number of common shares outstanding during the period.

Diluted loss per share is computed using the weighted average number of common and common equivalent shares outstanding during the period. Common equivalent shares consist of the incremental common shares upon the assumed exercise of stock options and warrants, and upon the assumed conversion of deferred share units and units issued under the Company’s share unit plan, to the extent their inclusion is not
anti-dilutive.

As at
December 31, 2019,
the Company had
1,981,740
(
December 31, 2018:
2,817,280
) common share equivalents consisting of: common shares issuable upon the exercise of outstanding exercisable stock options; restricted and performance share units; and deferred share units. These common share equivalents were not
included for the purpose of calculating diluted loss per share as their effect would be anti-dilutive.

Description of accounting policy for share-based payment transactions [text block]
(n)	Share based payments

The fair value of equity-settled share-based payment awards are estimated as of the date of the grant and recorded as share-based payment expense in profit or loss over their vesting periods, with a corresponding increase in equity. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market vesting conditions are expected to be met. Market price performance conditions are included in the fair value estimate on the grant date with no
subsequent adjustment to the actual number of awards that vest. Forfeiture rates are estimated on grant date, and adjusted annually for actual forfeitures in the period. Changes to the estimated number of awards that will eventually vest are accounted for prospectively. Share based payment awards with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values.

The fair value of stock options is estimated using the Black-Scholes-Merton option valuation model. The fair value of restricted and deferred share units, is based on the fair market value of a common share equivalent on the date of grant. The fair value of performance share units awarded with market price conditions is determined using the Monte Carlo pricing model and the fair value of performance share units with non-market performance conditions is based on the fair market value of a common share equivalent on the date of grant.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
(o)	Changes in Accounting Standards

The Company has reviewed new accounting pronouncements that have been issued but are not
yet effective at
December 31, 2019.
These include:

IFRS
3
Business Combinations
. In
October 2018,
IASB issued narrow-scope amendments to IFRS
3
Business Combinations to improve the definition of a business. The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or an asset acquisition. The amended definition emphasizes that the output of a business is to provide goods and services to customers, whereas the previous definition focused on returns in the form of dividends, lower costs or other economic benefits to investors and others. The amendment is in effect
January 1, 2020
and will be applied prospectively. The Company will apply these amendments to applicable future acquisition transactions.